Tax (Tables)	12 Months Ended
Dec. 31, 2023
Major components of tax expense (income) [abstract]
Disclosure of components of income tax

	2023	2022	2021
	£m	£m	£m
Current tax charge/(credit)
Current year	605	623	904
Adjustments in respect of prior years	(96)	(625)	393
	509	(2)	1,297
Deferred tax charge/(credit)
Current year	43	19	(179)
Adjustments in respect of prior years	110	468	(288)
	153	487	(467)
Tax charge	662	485	830

Disclosure of reconciliation between the actual tax charge and the corporate tax rate	The table below shows the reconciliation between the actual tax charge and the tax charge that would result from applying the standard UK corporation tax rate to the Barclays Bank Group’s profit before tax.

	2023	2023	2022	2022	2021	2021
	£m	%	£m	%	£m	%
Profit before tax from continuing operations	4,223		4,867		5,418
Tax charge based on the applicable UK corporation tax rate of 23.5% (2022: 19%, 2021: 19%)	992	23.5%	925	19.0%	1,029	19.0%
Impact of profits/losses earned in territories with different statutory rates to the UK (weighted average tax rate is 23.6% (2022: 22.3%, 2021: 24.0%))	3	0.1%	160	3.3%	273	5.0%

Recurring items:
Non-creditable taxes including withholding taxes	124	3.0%	117	2.4%	124	2.3%
Non-deductible expenses	47	1.1%	28	0.6%	61	1.1%
Impact of UK bank levy being non-deductible	35	0.8%	28	0.6%	25	0.5%
Impact of Barclays Bank PLC's overseas branches being taxed both locally and in the UK	14	0.3%	17	0.3%	25	0.5%
Adjustments in respect of prior years	14	0.3%	(157)	(3.2%)	105	1.9%
Tax adjustments in respect of share-based payments	1	—	10	0.2%	(5)	(0.1%)
Changes in recognition of deferred tax and effect of unrecognised tax losses	(58)	(1.4%)	(146)	(3.0%)	(140)	(2.6%)
Non-taxable gains and income	(60)	(1.4%)	(129)	(2.6%)	(152)	(2.8%)
Banking surcharge[a] and other items	(89)	(2.1%)	(39)	(0.8%)	(48)	(0.9%)
Tax relief on payments made under AT1 instruments	(174)	(4.1%)	(136)	(2.8%)	(113)	(2.1%)
Tax relief on holdings of inflation-linked government bonds	(194)	(4.6%)	(510)	(10.5%)	(157)	(2.9%)

Non-recurring items:
Remeasurement of UK deferred tax assets due to tax rate changes	—	—	183	3.8%	(218)	(4.0%)
Non-deductible provisions for investigations and litigation	—	—	85	1.7%	—	—
Non-deductible provisions for UK customer redress	7	0.2%	49	1.0%	21	0.4%
Total tax charge	662	15.7%	485	10.0%	830	15.3%
Note
aBanking surcharge includes the impact of the 4.25% UK banking surcharge rate on profits/losses and tax adjustments relating to UK banking entities.

Disclosure of deferred tax assets and liabilities	Deferred tax assets and liabilities
The deferred tax amounts on the balance sheet were as follows:

	Barclays Bank Group
	2023	2022
	£m	£m
US Intermediate Holding Company Tax Group ('IHC Tax Group')	973	1,094
Barclays Bank PLC's US Branch Tax Group	386	482
UK Tax Group	2,054	2,557
Other (outside the UK and US tax groups)	475	450
Deferred tax asset	3,888	4,583
Deferred tax liability	(3)	—
Net deferred tax	3,885	4,583

Disclosure of movements on deferred tax assets and liabilities during the year before offsetting

Barclays Bank Group
	Fixed asset timing differences	Fair value through other comprehensive income	Cash flow hedges	Retirement benefit obligations	Loan impairment allowance	Own credit	Share based payments and deferred compensation	Other temporary differences	Tax losses carried forward	Total
	£m	£m	£m	£m	£m	£m	£m	£m	£m	£m
Assets	215	590	2,040	21	548	—	329	1,138	1,348	6,229
Liabilities	(65)	—	—	(1,315)	—	(190)	—	(76)	—	(1,646)
As at 1 January 2023	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583
Income statement	18	(26)	—	(27)	(12)	—	20	(204)	78	(153)
Other comprehensive income and reserves	—	(54)	(982)	325	—	273	(9)	—	—	(447)
Other movements	(5)	—	—	(2)	(30)	2	(13)	(47)	(3)	(98)
	163	510	1,058	(998)	506	85	327	811	1,423	3,885
Assets	275	510	1,058	16	506	85	327	903	1,423	5,103
Liabilities	(112)	—	—	(1,014)	—	—	—	(92)	—	(1,218)
As at 31 December 2023	163	510	1,058	(998)	506	85	327	811	1,423	3,885

Assets	678	144	309	24	481	426	327	1,134	1,196	4,719
Liabilities	(30)	—	—	(1,674)	—	—	—	(40)	—	(1,744)
As at 1 January 2022	648	144	309	(1,650)	481	426	327	1,094	1,196	2,975
Income statement	(531)	(6)	—	(7)	47	—	(2)	(140)	152	(487)
Other comprehensive income and reserves	—	449	1,731	357	—	(616)	(17)	—	—	1,904
Other movements	33	3	—	6	20	—	21	108	—	191
	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583
Assets	215	590	2,040	21	548	—	329	1,138	1,348	6,229
Liabilities	(65)	—	—	(1,315)	—	(190)	—	(76)	—	(1,646)
As at 31 December 2022	150	590	2,040	(1,294)	548	(190)	329	1,062	1,348	4,583